Average Annual Total Returns - NCCMTGovernmentPortfolio-PROStandAlone - NCCMTGovernmentPortfolio-PROStandAlone - North Carolina Capital Management Trust - Government Portfolio - North Carolina Capital Management Trust - Government Portfolio - Return Before Taxes
Aug. 29, 2024
Average Annual Return:
Past 1 year	5.05%
Past 5 years	1.80%
Past 10 years	1.18%